                                      U.S.
                      SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                   FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2




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 1.    Name and address of issuer:
       GENERAL SECURITIES, INCORPORATED
       5100 EDEN AVENUE, SUITE 204
       EDINA, MINNESOTA 55436

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 2.    The name of each series of class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

       REGISTRANT HAS ONLY ONE CLASS AND NO SERIES.


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 3.    Investment Company Act File Number:
         811-594
       Securities Act File Number:
         2-77092

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 4(a). Last day of fiscal year for which this Form is filed:
         NOVEMBER 30

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 4(b). / /    Check box if this Form is being filed late (I.E., more than
              90 calendar days after the end of the issuer's fiscal year).
              (See instruction A.2)


 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
       REGISTRATION FEE DUE.

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 4(c). / /    Check box if this is the last time the issuer will be filing this Form.




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 5. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during                                       $3,182,895
         the fiscal year pursuant to section 24(f):                                           -------------

    (ii) Aggregate price of securities redeemed or                     $7,078,580
         repurchased during the fiscal year:                           -------------------

   (iii) Aggregate price of securities redeemed or
         repurchased during any PRIOR fiscal year
         ending no earlier than October 11, 1995
         that were not previously used to reduce                       $(1,671,851)
         registration fees payable to the Commission:                  -------------------

    (iv) Total available redemption                                                           $8,750,431
         credits [add Items 5(ii) and 5(iii):                                                 -------------

     (v) Net sales -- if Item 5(i) is greater than                                            $ N/A
         Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                                     -----

    (vi) Redemption credits available for use in future
         years -- if Item 5(i) is less than Item 5(iv)                 $ ( 5,567,536)
         [subtract Item 5(i) from Item 5(iv)]:                         ---------------

   (vii) Multiplier for determining registration fee                                        x .000264
         (See Instruction C.9):                                                               -------

  (viii) Registration fee due [multiply Item 5(v) by                                          $0
         Item 5(vii)] (enter "0" if no fee is due):                                           -----

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 6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.
                                       N/A
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 7.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


                                                                                            + $
                                                                                              -------------------
                                       N/A
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 8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                            = $
                                                                                              -------------------
                                       N/A
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 9.  Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:
                                       N/A


     Method of Delivery:

               / /   Wire Transfer
               / /   Mail or other means

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                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

  By:        /s/ Craig H. Robinson
             -----------------------------------------------
             Craig H. Robinson, President


  Date:      February 23, 2000